Offerings	Nov. 20, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Rayonier Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Rayonier Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee. (3) The Registrants and the Co-Registrant listed in the table above, or any of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees. The guarantees will not be traded separately.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value, of Rayonier Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights of Rayonier Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares of Rayonier Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants of Rayonier Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee. (4) Represents warrants to purchase debt securities, common shares or preferred shares registered hereby.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of Rayonier Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units of Rayonier Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Rayonier, L.P.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Rayonier, L.P.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee. (3) The Registrants and the Co-Registrant listed in the table above, or any of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees. The guarantees will not be traded separately.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants of Rayonier, L.P.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee. (4) Represents warrants to purchase debt securities, common shares or preferred shares registered hereby.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Rayonier TRS Holdings Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Rayonier TRS Holdings Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee. (3) The Registrants and the Co-Registrant listed in the table above, or any of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees. The guarantees will not be traded separately.
Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants of Rayonier TRS Holdings Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered (i) at indeterminate prices or (ii) upon conversion of or exchange for the preferred stock, depositary shares, warrants, subscription rights or debt securities registered hereunder that provide for conversion or exchange, or pursuant to the anti-dilution provisions of any such securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee. (4) Represents warrants to purchase debt securities, common shares or preferred shares registered hereby.